UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile I Funds
(Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	47.39%
Fixed Interest Contract	22.30
Large Cap Equity	11.01
International Equity	6.36
Mid Cap Equity	5.80
Real Estate Equity	5.16
Small Cap Equity	1.98
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,032.81	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
* Expenses are equal to the Fund's annualized expense ratio of 0.91% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	33.05%
Fixed Interest Contract	21.86
Large Cap Equity	17.73
International Equity	10.23
Mid Cap Equity	9.32
Real Estate Equity	4.66
Small Cap Equity	3.15
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,032.55	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.87
* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.49%
Bond	24.06
Fixed Interest Contract	15.96
International Equity	14.11
Mid Cap Equity	12.88
Small Cap Equity	4.35
Real Estate Equity	4.15
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,032.06	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.42
* Expenses are equal to the Fund's annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.47%
Bond	18.00
International Equity	17.57
Mid Cap Equity	16.01
Fixed Interest Contract	8.94
Small Cap Equity	5.42
Real Estate Equity	3.59
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,031.07	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 1.18% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.50%
International Equity	24.53
Mid Cap Equity	22.34
Small Cap Equity	7.55
Real Estate Equity	3.08
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Initial Class
Actual	$1,000.00	$1,028.94	$6.86
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82
* Expenses are equal to the Fund's annualized expense ratio of 1.36% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
317,781	Great-West Federated Bond Fund Institutional Class(a)	$ 3,146,029
439,769	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,107,440
207,388	Great-West Putnam High Yield Bond Institutional Class(a)	1,907,970
252,505	Great-West Short Duration Bond Fund Institutional Class(a)	2,522,524
472,711	Great-West Templeton Global Bond Fund Institutional Class(a)	4,155,135
315,455	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,138,781

TOTAL BOND MUTUAL FUNDS — 47.41% (Cost $19,970,793)		$ 18,977,879
EQUITY MUTUAL FUNDS
201,515	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,833,783
32,964	Great-West Invesco Small Cap Value Fund Institutional Class(a)	283,824
32,564	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	281,676
103,552	Great-West MFS International Growth Fund Institutional Class(a)	838,776
171,026	Great-West MFS International Value Fund Institutional Class(a)	1,706,836
147,979	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,309,612
Shares		Fair Value
Equity Mutual Funds — (continued)
25,362	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 225,722
175,299	Great-West Putnam Equity Income Fund Institutional Class(a)	1,551,401
194,764	Great-West Real Estate Index Fund Institutional Class(a)	2,066,443
179,878	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,546,951
57,121	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	489,529

TOTAL EQUITY MUTUAL FUNDS — 30.32% (Cost $12,473,243)		$ 12,134,553
Account Balance
FIXED INTEREST CONTRACT
8,930,980 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,930,980

TOTAL FIXED INTEREST CONTRACT — 22.31% (Cost $8,930,980)		$ 8,930,980
TOTAL INVESTMENTS — 100.04% (Cost $41,375,016)		$ 40,043,412
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17,845)
TOTAL NET ASSETS — 100.00%		$ 40,025,567
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
257,055	Great-West Federated Bond Fund Institutional Class(a)	$ 2,544,842
354,429	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,310,365
167,074	Great-West Putnam High Yield Bond Institutional Class(a)	1,537,081
27,372	Great-West Short Duration Bond Fund Institutional Class(a)	273,450
380,884	Great-West Templeton Global Bond Fund Institutional Class(a)	3,347,972
255,101	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,538,256

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $14,152,166)		$ 13,551,966
EQUITY MUTUAL FUNDS
331,599	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,017,551
53,909	Great-West Invesco Small Cap Value Fund Institutional Class(a)	464,156
53,223	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	460,382
170,052	Great-West MFS International Growth Fund Institutional Class(a)	1,377,420
282,315	Great-West MFS International Value Fund Institutional Class(a)	2,817,504
245,077	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,168,932
Shares		Fair Value
Equity Mutual Funds — (continued)
41,267	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 367,273
289,003	Great-West Putnam Equity Income Fund Institutional Class(a)	2,557,677
180,061	Great-West Real Estate Index Fund Institutional Class(a)	1,910,444
296,014	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,545,724
93,656	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	802,627

TOTAL EQUITY MUTUAL FUNDS — 45.11% (Cost $19,112,014)		$ 18,489,690
Account Balance
FIXED INTEREST CONTRACT
8,965,653 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,965,653

TOTAL FIXED INTEREST CONTRACT — 21.87% (Cost $8,965,653)		$ 8,965,653
TOTAL INVESTMENTS — 100.04% (Cost $42,229,833)		$ 41,007,309
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,244)
TOTAL NET ASSETS — 100.00%		$ 40,989,065
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
678,957	Great-West Federated Bond Fund Institutional Class(a)	$ 6,721,678
934,718	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,730,267
440,366	Great-West Putnam High Yield Bond Institutional Class(a)	4,051,363
74,330	Great-West Short Duration Bond Fund Institutional Class(a)	742,555
1,004,793	Great-West Templeton Global Bond Fund Institutional Class(a)	8,832,129
673,797	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	6,704,280

TOTAL BOND MUTUAL FUNDS — 24.07% (Cost $37,814,007)		$ 35,782,272
EQUITY MUTUAL FUNDS
1,662,519	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	15,128,926
269,609	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,321,329
266,216	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,302,771
850,767	Great-West MFS International Growth Fund Institutional Class(a)	6,891,215
1,413,005	Great-West MFS International Value Fund Institutional Class(a)	14,101,789
1,228,368	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,871,059
Shares		Fair Value
Equity Mutual Funds — (continued)
207,606	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 1,847,697
1,447,682	Great-West Putnam Equity Income Fund Institutional Class(a)	12,811,984
581,440	Great-West Real Estate Index Fund Institutional Class(a)	6,169,073
1,481,340	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,739,521
470,435	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,031,629

TOTAL EQUITY MUTUAL FUNDS — 60.01% (Cost $92,993,823)		$ 89,216,993
Account Balance
FIXED INTEREST CONTRACT
23,734,103 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,734,103

TOTAL FIXED INTEREST CONTRACT — 15.97% (Cost $23,734,103)		$ 23,734,103
TOTAL INVESTMENTS — 100.05% (Cost $154,541,933)		$148,733,368
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (68,044)
TOTAL NET ASSETS — 100.00%		$148,665,324
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
449,590	Great-West Federated Bond Fund Institutional Class(a)	$ 4,450,943
621,751	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,807,150
292,065	Great-West Putnam High Yield Bond Institutional Class(a)	2,686,996
312,192	Great-West Short Duration Bond Fund Institutional Class(a)	3,118,800
665,986	Great-West Templeton Global Bond Fund Institutional Class(a)	5,854,020
446,413	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,441,807

TOTAL BOND MUTUAL FUNDS — 18.01% (Cost $27,781,220)		$ 26,359,716
EQUITY MUTUAL FUNDS
2,035,285	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,521,093
330,788	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,848,090
326,530	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,824,485
1,043,200	Great-West MFS International Growth Fund Institutional Class(a)	8,449,922
1,732,302	Great-West MFS International Value Fund Institutional Class(a)	17,288,371
1,502,956	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,301,158
Shares		Fair Value
Equity Mutual Funds — (continued)
253,862	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,259,369
1,772,528	Great-West Putnam Equity Income Fund Institutional Class(a)	15,686,874
495,708	Great-West Real Estate Index Fund Institutional Class(a)	5,259,461
1,817,107	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,627,121
574,408	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,922,677

TOTAL EQUITY MUTUAL FUNDS — 73.09% (Cost $106,554,600)		$106,988,621
Account Balance
FIXED INTEREST CONTRACT
13,093,822 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,093,822

TOTAL FIXED INTEREST CONTRACT — 8.95% (Cost $13,093,822)		$ 13,093,822
TOTAL INVESTMENTS — 100.05% (Cost $147,429,642)		$146,442,159
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (69,085)
TOTAL NET ASSETS — 100.00%		$146,373,074
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,603,956	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$14,595,998
260,305	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,241,222
256,781	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,221,160
824,154	Great-West MFS International Growth Fund Institutional Class(a)	6,675,651
1,364,784	Great-West MFS International Value Fund Institutional Class(a)	13,620,542
1,185,133	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,488,429
200,280	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,782,491
1,395,610	Great-West Putnam Equity Income Fund Institutional Class(a)	12,351,151
Shares		Fair Value
Equity Mutual Funds — (continued)
239,953	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,545,902
1,433,367	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,326,952
453,483	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,886,350

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $85,018,971)		$82,735,848
TOTAL INVESTMENTS — 100.05% (Cost $85,018,971)		$82,735,848
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (40,380)
TOTAL NET ASSETS — 100.00%		$82,695,468
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$40,043,412	$41,007,309	$148,733,368
Subscriptions receivable	4,450	9,026	72,864
Receivable for investments sold	2,760	-	-
Total Assets	40,050,622	41,016,335	148,806,232
LIABILITIES:
Payable to investment adviser	6,431	6,601	25,711
Payable for administrative services fees	11,414	11,643	42,333
Redemptions payable	7,210	7,213	34,323
Payable for investments purchased	-	1,813	38,541
Total Liabilities	25,055	27,270	140,908
NET ASSETS	$40,025,567	$40,989,065	$148,665,324
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$506,432	$532,384	$1,858,535
Paid-in capital in excess of par	47,037,132	53,858,160	201,597,180
Net unrealized depreciation	(1,331,604)	(1,222,524)	(5,808,565)
Undistributed (overdistributed) net investment income	83,023	321,482	(248,183)
Accumulated net realized loss	(6,269,416)	(12,500,437)	(48,733,643)
NET ASSETS	$40,025,567	$40,989,065	$148,665,324
CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	5,064,317	5,323,844	18,585,351
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.90	$7.70	$8.00
(a) Cost of investments, affiliated	$41,375,016	$42,229,833	$154,541,933
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$146,442,159	$82,735,848
Subscriptions receivable	8,768	15,621
Receivable for investments sold	64,037	42,905
Total Assets	146,514,964	82,794,374
LIABILITIES:
Payable to investment adviser	27,319	16,825
Payable for administrative services fees	41,766	23,555
Redemptions payable	72,805	58,526
Total Liabilities	141,890	98,906
NET ASSETS	$146,373,074	$82,695,468
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,633,752	$903,482
Paid-in capital in excess of par	195,859,603	108,668,019
Net unrealized depreciation	(987,483)	(2,283,123)
Undistributed net investment income	1,771,044	1,056,080
Accumulated net realized loss	(51,903,842)	(25,648,990)
NET ASSETS	$146,373,074	$82,695,468
CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	16,337,515	9,034,817
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.96	$9.15
(a) Cost of investments, affiliated	$147,429,642	$85,018,971
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$64,369	$65,840	$171,976
Dividends, affiliated	420,449	377,915	1,251,021
Total Income	484,818	443,755	1,422,997
EXPENSES:
Management fees	47,930	49,997	179,805
Administrative services fees – Initial Class	67,102	69,995	251,727
Total Expenses	115,032	119,992	431,532
Less amount waived for management fees	13,795	14,122	36,888
Net Expenses	101,237	105,870	394,644
NET INVESTMENT INCOME	383,581	337,885	1,028,353
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(129,601)	(994,931)	(4,045)
Realized gain distributions received, affiliated	28,734	50,013	242,826
Net Realized Gain (Loss)	(100,867)	(944,918)	238,781
Net change in unrealized appreciation on investments	1,015,175	1,930,700	3,265,730
Net Realized and Unrealized Gain	914,308	985,782	3,504,511
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,889	$1,323,667	$4,532,864
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$95,045	$-
Dividends, affiliated	1,149,650	517,716
Total Income	1,244,695	517,716
EXPENSES:
Management fees	176,809	97,976
Administrative services fees – Initial Class	247,533	137,166
Total Expenses	424,342	235,142
Less amount waived for management fees	20,384	-
Net Expenses	403,958	235,142
NET INVESTMENT INCOME	840,737	282,574
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	488,967	379,761
Realized gain distributions received, affiliated	295,670	226,609
Net Realized Gain	784,637	606,370
Net change in unrealized appreciation on investments	2,796,052	1,436,593
Net Realized and Unrealized Gain	3,580,689	2,042,963
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,421,426	$2,325,537
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Conservative Profile I Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$383,581	$829,498
Net realized gain (loss)	(100,867)	1,391,879
Net change in unrealized appreciation (depreciation)	1,015,175	(2,497,934)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,297,889	(276,557)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(413,577)	(907,248)
From net realized gains	-	(1,833,916)
Total Distributions	(413,577)	(2,741,164)
CAPITAL SHARE TRANSACTIONS:
Shares sold	4,879,655	7,718,726
Shares issued in reinvestment of distributions	413,577	2,741,164
Shares redeemed	(3,562,065)	(14,862,019)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,731,167	(4,402,129)
Total Increase (Decrease) in Net Assets	2,615,479	(7,419,850)
NET ASSETS:
Beginning of Period	37,410,088	44,829,938
End of Period(a)	$40,025,567	$37,410,088
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	629,338	926,113
Shares issued in reinvestment of distributions	52,955	346,005
Shares redeemed	(457,646)	(1,758,530)
Net Increase (Decrease)	224,647	(486,412)
(a) Including undistributed net investment income:	$83,023	$113,019
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Conservative Profile I Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$337,885	$1,000,809
Net realized gain (loss)	(944,918)	4,094,427
Net change in unrealized appreciation (depreciation)	1,930,700	(4,438,816)
Net Increase in Net Assets Resulting from Operations	1,323,667	656,420
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(389,197)	(1,139,180)
From net realized gains	-	(5,795,666)
Total Distributions	(389,197)	(6,934,846)
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,008,260	11,186,043
Shares issued in reinvestment of distributions	389,197	6,934,846
Shares redeemed	(7,908,163)	(53,047,449)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,510,706)	(34,926,560)
Total Decrease in Net Assets	(576,236)	(41,204,986)
NET ASSETS:
Beginning of Period	41,565,301	82,770,287
End of Period(a)	$40,989,065	$41,565,301
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	812,868	1,272,088
Shares issued in reinvestment of distributions	51,413	879,353
Shares redeemed	(1,059,482)	(5,900,029)
Net Decrease	(195,201)	(3,748,588)
(a) Including undistributed net investment income:	$321,482	$372,794
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderate Profile I Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,028,353	$3,170,144
Net realized gain	238,781	13,483,203
Net change in unrealized appreciation (depreciation)	3,265,730	(16,631,256)
Net Increase in Net Assets Resulting from Operations	4,532,864	22,091
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,276,536)	(3,547,199)
From net realized gains	-	(16,357,843)
Total Distributions	(1,276,536)	(19,905,042)
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,878,202	22,104,806
Shares issued in reinvestment of distributions	1,276,536	19,905,042
Shares redeemed	(10,147,779)	(69,977,380)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,993,041)	(27,967,532)
Total Increase (Decrease) in Net Assets	1,263,287	(47,850,483)
NET ASSETS:
Beginning of Period	147,402,037	195,252,520
End of Period(a)	$148,665,324	$147,402,037
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	883,497	2,450,600
Shares issued in reinvestment of distributions	162,824	2,452,965
Shares redeemed	(1,307,511)	(7,619,474)
Net Decrease	(261,190)	(2,715,909)
(a)Including overdistributed net investment income:	$(248,183)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Moderately Aggressive Profile I Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$840,737	$3,009,594
Net realized gain	784,637	12,820,441
Net change in unrealized appreciation (depreciation)	2,796,052	(16,556,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,421,426	(726,119)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,142,442)	(3,398,368)
From net realized gains	-	(11,134,446)
Total Distributions	(1,142,442)	(14,532,814)
CAPITAL SHARE TRANSACTIONS:
Shares sold	6,017,419	19,861,582
Shares issued in reinvestment of distributions	1,142,442	14,532,814
Shares redeemed	(9,055,027)	(39,050,914)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,895,166)	(4,656,518)
Total Increase (Decrease) in Net Assets	1,383,818	(19,915,451)
NET ASSETS:
Beginning of Period	144,989,256	164,904,707
End of Period(a)	$146,373,074	$144,989,256
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	694,700	2,029,561
Shares issued in reinvestment of distributions	130,714	1,619,250
Shares redeemed	(1,042,822)	(3,966,390)
Net Decrease	(217,408)	(317,579)
(a) Including undistributed net investment income:	$1,771,044	$2,072,749
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Aggressive Profile I Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$282,574	$1,566,837
Net realized gain	606,370	9,938,243
Net change in unrealized appreciation (depreciation)	1,436,593	(11,639,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,325,537	(134,048)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(513,118)	(1,915,232)
From net realized gains	-	(9,759,951)
Total Distributions	(513,118)	(11,675,183)
CAPITAL SHARE TRANSACTIONS:
Shares sold	4,791,016	13,681,878
Shares issued in reinvestment of distributions	513,118	11,675,183
Shares redeemed	(4,967,744)	(24,206,111)
Net Increase in Net Assets Resulting from Capital Share Transactions	336,390	1,150,950
Total Increase (Decrease) in Net Assets	2,148,809	(10,658,281)
NET ASSETS:
Beginning of Period	80,546,659	91,204,940
End of Period(a)	$82,695,468	$80,546,659
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	543,593	1,304,163
Shares issued in reinvestment of distributions	57,914	1,260,061
Shares redeemed	(565,789)	(2,270,529)
Net Increase	35,718	293,695
(a) Including undistributed net investment income:	$1,056,080	$1,286,624
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,297,889
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(5,793,815)
Proceeds from sale of investments	4,126,921
Increase in accrued interest on Great-West Life & Annuity Contract	(64,369)
Net realized loss	129,601
Net change in unrealized appreciation	(1,015,175)
Increase in receivable for investments sold	(2,760)
Increase in payable to investment advisor	1,075
Increase in payable for administrative services fees	283
Decrease in payable for investments purchased	(20,321)
Net Cash Used by Operating Activities	(1,340,671)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	4,895,526
Payment on shares redeemed	(3,554,855)
Net Cash Provided in Financing Activities	1,340,671
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$413,577
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Moderately Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,323,667
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(8,283,309)
Proceeds from sale of investments	9,861,332
Increase in accrued interest on Great-West Life & Annuity Contract	(65,840)
Net realized loss	994,931
Net change in unrealized appreciation	(1,930,700)
Decrease in receivable for investments sold	62,515
Increase in payable to investment advisor	585
Decrease in payable for administrative services fees	(763)
Increase in payable for investments purchased	1,813
Net Cash Provided by Operating Activities	1,964,231
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	6,015,711
Payment on shares redeemed	(7,979,942)
Net Cash Used in Financing Activities	(1,964,231)
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$389,197
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2016 (Unaudited)
Great-West Moderate Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$4,532,864
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(17,039,790)
Proceeds from sale of investments	19,210,580
Increase in accrued interest on Great-West Life & Annuity Contract	(171,976)
Net realized loss	4,045
Net change in unrealized appreciation	(3,265,730)
Decrease in receivable for investments sold	552,944
Increase in payable to investment advisor	1,455
Decrease in payable for administrative services fees	(1,871)
Increase in payable for investments purchased	38,541
Net Cash Provided by Operating Activities	3,861,062
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	6,839,661
Payment on shares redeemed	(10,700,723)
Net Cash Used in Financing Activities	(3,861,062)
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,276,536
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$7.73	0.08 (b)	0.17	0.25	-	(0.08)	-	(0.08)	$7.90	3.28% (c)(d)
12/31/2015	$8.42	0.17 (b)	(0.26)	(0.09)	-	(0.20)	(0.40)	(0.60)	$7.73	(1.11%) (c)
12/31/2014	$8.51	0.23 (b)	0.19	0.42	-	(0.24)	(0.27)	(0.51)	$8.42	4.95%
12/31/2013	$8.35	0.22 (b)	0.39	0.61	-	(0.18)	(0.27)	(0.45)	$8.51	7.55%
12/31/2012	$7.95	0.20 (b)	0.52	0.72	(0.04)	(0.17)	(0.11)	(0.32)	$8.35	9.02%
12/31/2011	$8.38	0.18	(0.10)	0.08	(0.01)	(0.17)	(0.33)	(0.51)	$7.95	1.06%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$40,026	0.60% (f)	0.53% (f)	N/A	2.00% (f)	11% (d)
12/31/2015	$37,410	0.47%	0.43%	N/A	2.09%	23% (g)
12/31/2014	$44,830	0.25%	0.25%	N/A	2.67%	15%
12/31/2013	$38,751	0.25%	0.25%	2.51%	2.51%	39%
12/31/2012	$34,707	0.25%	0.25%	2.35%	2.35%	30%
12/31/2011	$32,036	0.25%	0.25%	2.62%	2.62%	29%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$7.53	0.06 (b)	0.18	0.24	-	(0.07)	-	(0.07)	$7.70	3.25% (c)(d)
12/31/2015	$8.93	0.15 (b)	(0.23)	(0.08)	-	(0.21)	(1.11)	(1.32)	$7.53	(0.93%) (c)
12/31/2014	$9.04	0.27 (b)	0.24	0.51	-	(0.26)	(0.36)	(0.62)	$8.93	5.61%
12/31/2013	$8.55	0.26 (b)	0.73	0.99	-	(0.20)	(0.30)	(0.50)	$9.04	11.83%
12/31/2012	$7.97	0.17 (b)	0.67	0.84	(0.03)	(0.15)	(0.08)	(0.26)	$8.55	10.59%
12/31/2011	$8.62	0.18	(0.19)	(0.01)	-	(0.15)	(0.49)	(0.64)	$7.97	(0.07%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$40,989	0.60% (f)	0.53% (f)	N/A	1.69% (f)	20% (d)
12/31/2015	$41,565	0.44%	0.40%	N/A	1.72%	28% (g)
12/31/2014	$82,770	0.25%	0.25%	N/A	2.93%	13%
12/31/2013	$66,226	0.25%	0.25%	2.88%	2.88%	33%
12/31/2012	$54,664	0.25%	0.25%	2.07%	2.07%	30%
12/31/2011	$48,765	0.25%	0.25%	2.26%	2.26%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$7.82	0.06 (b)	0.19	0.25	-	(0.07)	-	(0.07)	$8.00	3.21% (c)(d)
12/31/2015	$9.06	0.17 (b)	(0.26)	(0.09)	-	(0.20)	(0.95)	(1.15)	$7.82	(0.93%) (c)
12/31/2014	$9.37	0.27 (b)	0.33	0.60	-	(0.29)	(0.62)	(0.91)	$9.06	6.39%
12/31/2013	$8.65	0.28 (b)	1.11	1.39	-	(0.31)	(0.36)	(0.67)	$9.37	16.16%
12/31/2012	$8.27	0.14 (b)	0.86	1.00	(0.18)	(0.01)	(0.43)	(0.62)	$8.65	12.25%
12/31/2011	$9.23	0.16	(0.28)	(0.12)	-	(0.13)	(0.71)	(0.84)	$8.27	(1.26%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$148,665	0.60% (f)	0.55% (f)	N/A	1.43% (f)	12% (d)
12/31/2015	$147,402	0.47%	0.43%	N/A	1.91%	23% (g)
12/31/2014	$195,253	0.25%	0.25%	N/A	2.82%	23%
12/31/2013	$159,703	0.25%	0.25%	3.04%	3.04%	31%
12/31/2012	$148,205	0.25%	0.25%	1.62%	1.62%	24%
12/31/2011	$178,263	0.25%	0.25%	1.82%	1.82%	32%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 8.76	0.05 (b)	0.22	0.27	-	(0.07)	-	(0.07)	$ 8.96	3.11% (c)(d)
12/31/2015	$ 9.77	0.19 (b)	(0.27)	(0.08)	-	(0.22)	(0.71)	(0.93)	$ 8.76	(0.77%) (c)
12/31/2014	$10.18	0.31 (b)	0.39	0.70	-	(0.32)	(0.79)	(1.11)	$ 9.77	6.82%
12/31/2013	$ 9.02	0.33 (b)	1.50	1.83	-	(0.17)	(0.50)	(0.67)	$10.18	20.41%
12/31/2012	$ 8.13	0.13 (b)	1.00	1.13	(0.09)	(0.05)	(0.10)	(0.24)	$ 9.02	13.89%
12/31/2011	$ 9.15	0.13	(0.33)	(0.20)	(0.00) (e)	(0.12)	(0.70)	(0.82)	$ 8.13	(2.16%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$146,373	0.60% (g)	0.57% (g)	N/A	1.19% (g)	12% (d)
12/31/2015	$144,989	0.48%	0.46%	N/A	1.92%	25% (h)
12/31/2014	$164,905	0.25%	0.25%	N/A	3.02%	12%
12/31/2013	$153,172	0.25%	0.25%	3.35%	3.35%	29%
12/31/2012	$133,941	0.25%	0.25%	1.47%	1.47%	28%
12/31/2011	$132,812	0.25%	0.25%	1.52%	1.52%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$ 8.95	0.03 (b)	0.23	0.26	-	(0.06)	-	(0.06)	$ 9.15	2.89% (c)
12/31/2015	$10.48	0.19 (b)	(0.27)	(0.08)	-	(0.25)	(1.20)	(1.45)	$ 8.95	(0.74%)
12/31/2014	$10.99	0.36 (b)	0.53	0.89	-	(0.36)	(1.04)	(1.40)	$10.48	8.15%
12/31/2013	$ 9.34	0.43 (b)	2.26	2.69	-	(0.20)	(1.04)	(1.04)	$10.99	28.85%
12/31/2012	$ 8.14	0.08 (b)	1.26	1.34	(0.06)	(0.02)	(0.06)	(0.14)	$ 9.34	16.45%
12/31/2011	$ 9.19	0.09	(0.50)	(0.41)	(0.00) (d)	(0.09)	(0.55)	(0.64)	$ 8.14	(4.41%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
06/30/2016	$82,695	0.60% (f)	0.60% (f)	N/A	0.72% (f)	13% (c)
12/31/2015	$80,547	0.48%	0.48%	N/A	1.82%	27% (g)
12/31/2014	$91,205	0.25%	0.25%	N/A	3.23%	11%
12/31/2013	$82,301	0.25%	0.25%	4.03%	4.03%	27%
12/31/2012	$65,946	0.25%	0.25%	0.85%	0.85%	32%
12/31/2011	$64,945	0.25%	0.25%	0.78%	0.78%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of June 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2016:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2016	$8,408,216	$ 9,147,723	$23,575,242	$13,000,723
Total interest received	64,369	65,840	171,975	95,045
Purchases	971,445	1,505,190	2,108,062	1,471,051
Sales	(513,050)	(1,753,100)	(2,121,176)	(1,472,997)
Ending Balance, June 30, 2016	$8,930,980	$ 8,965,653	$23,734,103	$13,093,822
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

Semi-Annual Report - June 30, 2016

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$41,514,061	$780,719	$(2,251,368)	$(1,470,649)
Great-West Moderately Conservative Profile I Fund	42,999,390	681,617	(2,673,698)	(1,992,081)
Great-West Moderate Profile I Fund	154,969,127	4,273,242	(10,509,001)	(6,235,759)
Great-West Moderately Aggressive Profile I Fund	148,329,386	7,235,143	(9,122,370)	(1,887,227)
Great-West Aggressive Profile I Fund	85,753,775	3,492,898	(6,510,825)	(3,017,927)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2016

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 594,886	$106,850	$ 29,095	$ (6,517)	$ 3,410	$ —
Great-West Federated Bond Fund Institutional Class	317,781	2,938,074	279,096	195,632	(7,921)	48,663	3,146,029
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	201,515	1,745,358	275,558	353,886	(57,920)	12,643	1,833,783
Great-West Invesco Small Cap Value Fund Institutional Class	32,964	261,538	59,958	56,562	(13,174)	1,631	283,824
Great-West Life & Annuity Contract	8,930,980	8,408,216	971,445	513,050	—	64,369	8,930,980
Great-West Loomis Sayles Bond Fund Institutional Class	439,769	3,853,712	278,347	273,550	(27,707)	107,247	4,107,440
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	32,564	259,225	55,885	66,558	(15,649)	1,370	281,676
Great-West MFS International Growth Fund Institutional Class	103,552	784,355	183,314	118,168	(14,683)	—	838,776
Great-West MFS International Value Fund Institutional Class	171,026	1,601,082	247,570	169,356	55,147	—	1,706,836
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	147,979	595,633	182,626	87,973	540	2,820	1,309,612
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	25,362	205,770	71,639	53,076	(7,424)	237	225,722
Great-West Putnam Equity Income Fund Institutional Class	175,299	1,443,183	237,210	169,058	4,391	13,836	1,551,401
Great-West Putnam High Yield Bond Institutional Class	207,388	1,918,694	144,110	272,175	(20,661)	52,786	1,907,970
Great-West Real Estate Index Fund Institutional Class	194,764	1,888,997	312,181	262,141	45,147	37,234	2,066,443
Great-West Short Duration Bond Fund Institutional Class	252,505	2,343,823	267,722	122,092	(855)	20,759	2,522,524
Great-West T. Rowe Price Equity Income Fund Institutional Class	179,878	1,448,445	273,091	271,150	(15,865)	22,871	1,546,951
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	57,121	456,892	84,989	72,566	(7,990)	—	489,529
Great-West Templeton Global Bond Fund Institutional Class	472,711	3,741,741	660,094	200,233	(29,619)	54,990	4,155,135
Great-West U.S. Government Mortgage Securities Fund Institutional Class	315,455	2,936,951	356,060	224,130	(8,841)	39,952	3,138,781
					$(129,601)	$484,818	$40,043,412
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,068,119	$ 255,912	$ 166,094	$ (33,256)	$ 5,935	$ —
Great-West Federated Bond Fund Institutional Class	257,055	2,572,428	391,847	519,655	(4,545)	39,135	2,544,842

Semi-Annual Report - June 30, 2016

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	331,599	$3,127,197	$ 426,383	$ 917,514	$(200,026)	$ 20,912	$ 3,017,551
Great-West Invesco Small Cap Value Fund Institutional Class	53,909	468,267	91,104	146,703	(40,894)	2,690	464,156
Great-West Life & Annuity Contract	8,965,653	9,147,723	1,505,190	1,753,100	—	65,840	8,965,653
Great-West Loomis Sayles Bond Fund Institutional Class	354,429	3,365,665	437,635	802,302	(127,497)	86,071	3,310,365
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	53,223	465,906	79,732	153,254	(39,435)	2,258	460,382
Great-West MFS International Growth Fund Institutional Class	170,052	1,409,117	294,284	358,865	(76,361)	—	1,377,420
Great-West MFS International Value Fund Institutional Class	282,315	2,865,261	457,732	597,264	46,761	—	2,817,504
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	245,077	1,068,144	279,590	269,904	(4,619)	4,681	2,168,932
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	41,267	372,289	90,670	96,914	(14,737)	389	367,273
Great-West Putnam Equity Income Fund Institutional Class	289,003	2,591,505	422,193	643,872	(114,893)	22,863	2,557,677
Great-West Putnam High Yield Bond Institutional Class	167,074	1,670,188	210,309	495,004	(72,775)	42,394	1,537,081
Great-West Real Estate Index Fund Institutional Class	180,061	1,876,422	321,357	440,765	7,662	34,246	1,910,444
Great-West Short Duration Bond Fund Institutional Class	27,372	257,676	54,337	42,466	(404)	2,239	273,450
Great-West T. Rowe Price Equity Income Fund Institutional Class	296,014	2,594,591	464,816	839,796	(189,002)	37,769	2,545,724
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	93,656	816,231	137,689	205,518	(36,306)	—	802,627
Great-West Templeton Global Bond Fund Institutional Class	380,884	3,273,579	698,091	663,559	(101,477)	44,186	3,347,972
Great-West U.S. Government Mortgage Securities Fund Institutional Class	255,101	2,573,415	424,718	503,994	6,873	32,147	2,538,256
					$(994,931)	$443,755	$41,007,309
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,249,179	$ 593,900	$ 108,875	$ (19,813)	$ 28,818	$ —
Great-West Federated Bond Fund Institutional Class	678,957	6,630,912	496,532	689,850	(34,890)	103,955	6,721,678
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,662,519	15,320,320	562,655	1,966,752	(363,134)	105,167	15,128,926
Great-West Invesco Small Cap Value Fund Institutional Class	269,609	2,283,058	214,646	298,913	(75,661)	13,497	2,321,329

Semi-Annual Report - June 30, 2016

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Life & Annuity Contract	23,734,103	$23,575,242	$2,108,062	$2,121,176	$ —	$ 171,975	$ 23,734,103
Great-West Loomis Sayles Bond Fund Institutional Class	934,718	8,686,021	452,010	1,001,349	(127,376)	227,426	8,730,267
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	266,216	2,286,183	164,932	361,579	(79,617)	11,331	2,302,771
Great-West MFS International Growth Fund Institutional Class	850,767	6,901,303	619,138	383,860	7,428	—	6,891,215
Great-West MFS International Value Fund Institutional Class	1,413,005	14,061,325	514,186	856,374	266,990	—	14,101,789
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,228,368	5,249,654	683,913	279,571	2,764	23,500	10,871,059
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	207,606	1,828,032	299,491	244,649	(31,912)	1,963	1,847,697
Great-West Putnam Equity Income Fund Institutional Class	1,447,682	12,716,716	604,504	612,756	222,083	114,843	12,811,984
Great-West Putnam High Yield Bond Institutional Class	440,366	4,310,467	219,792	761,921	(82,144)	111,974	4,051,363
Great-West Real Estate Index Fund Institutional Class	581,440	5,907,266	464,245	572,540	127,485	110,617	6,169,073
Great-West Short Duration Bond Fund Institutional Class	74,330	662,990	97,697	27,731	(130)	6,114	742,555
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,481,340	12,722,663	836,897	1,223,205	226,654	189,840	12,739,521
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	470,435	4,000,499	236,558	267,577	20,820	—	4,031,629
Great-West Templeton Global Bond Fund Institutional Class	1,004,793	8,448,717	841,600	338,802	(54,208)	116,598	8,832,129
Great-West U.S. Government Mortgage Securities Fund Institutional Class	673,797	6,629,950	636,205	704,318	(9,384)	85,379	6,704,280
					$ (4,045)	$1,422,997	$148,733,368
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,403,569	$ 692,163	$ 33,714	$ (776)	$ 35,089	$ —
Great-West Federated Bond Fund Institutional Class	449,590	4,392,762	425,656	570,284	(36,788)	69,026	4,450,943
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,035,285	18,739,626	394,374	1,623,952	15,598	128,766	18,521,093
Great-West Invesco Small Cap Value Fund Institutional Class	330,788	2,775,995	223,332	243,914	(34,195)	16,565	2,848,090
Great-West Life & Annuity Contract	13,093,822	13,000,723	1,471,051	1,472,997	—	95,045	13,093,822
Great-West Loomis Sayles Bond Fund Institutional Class	621,751	5,757,527	385,643	739,535	(92,982)	151,684	5,807,150

Semi-Annual Report - June 30, 2016

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	326,530	$ 2,784,588	$ 155,724	$ 242,299	$ 36,146	$ 13,908	$ 2,824,485
Great-West MFS International Growth Fund Institutional Class	1,043,200	8,419,255	621,157	320,225	(25,422)	—	8,449,922
Great-West MFS International Value Fund Institutional Class	1,732,302	17,172,062	433,219	834,454	265,504	—	17,288,371
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,502,956	6,402,710	809,538	269,319	47,472	28,770	13,301,158
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	253,862	2,229,945	310,827	228,043	(30,926)	2,401	2,259,369
Great-West Putnam Equity Income Fund Institutional Class	1,772,528	15,543,268	461,886	585,287	120,742	140,733	15,686,874
Great-West Putnam High Yield Bond Institutional Class	292,065	2,869,496	174,663	517,817	(27,667)	74,412	2,686,996
Great-West Real Estate Index Fund Institutional Class	495,708	5,098,305	382,591	593,245	57,182	95,507	5,259,461
Great-West Short Duration Bond Fund Institutional Class	312,192	3,046,529	349,346	319,790	(2,430)	25,737	3,118,800
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,817,107	15,563,183	698,081	1,163,668	225,693	232,580	15,627,121
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	574,408	4,891,702	197,132	231,914	30,663	—	4,922,677
Great-West Templeton Global Bond Fund Institutional Class	665,986	5,579,445	690,496	339,781	(38,909)	77,750	5,854,020
Great-West U.S. Government Mortgage Securities Fund Institutional Class	446,413	4,389,032	519,999	575,301	(19,938)	56,722	4,441,807
					$488,967	$1,244,695	$146,442,159
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,972,117	$434,611	$ 26,995	$ (745)	$ 26,893	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,603,956	14,499,854	367,407	1,060,046	(9,679)	101,557	14,595,998
Great-West Invesco Small Cap Value Fund Institutional Class	260,305	2,163,913	147,386	126,793	(20,127)	13,049	2,241,222
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	256,781	2,165,371	84,424	135,043	13,123	10,946	2,221,160
Great-West MFS International Growth Fund Institutional Class	824,154	6,529,475	598,893	215,723	(1,840)	—	6,675,651
Great-West MFS International Value Fund Institutional Class	1,364,784	13,278,161	591,568	648,664	184,811	—	13,620,542
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,185,133	4,969,726	885,939	195,761	32,339	22,713	10,488,429

Semi-Annual Report - June 30, 2016

Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	200,280	$ 1,714,677	$286,525	$ 178,927	$ (22,379)	$ 1,896	$ 1,782,491
Great-West Putnam Equity Income Fund Institutional Class	1,395,610	12,023,576	391,028	294,043	52,742	110,993	12,351,151
Great-West Real Estate Index Fund Institutional Class	239,953	2,425,898	252,254	290,887	46,206	46,280	2,545,902
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,433,367	12,049,666	420,118	593,006	108,182	183,389	12,326,952
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	453,483	3,795,512	143,930	126,887	(2,872)	—	3,886,350
					$379,761	$517,716	$82,735,848
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile I Fund	$5,793,815	$4,126,921
Great-West Moderately Conservative Profile I Fund	8,283,309	9,861,332
Great-West Moderate Profile I Fund	17,039,790	19,210,580
Great-West Moderately Aggressive Profile I Fund	16,829,956	18,827,583
Great-West Aggressive Profile I Fund	10,334,055	10,002,507
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile I Fund, Great-West Moderately Aggressive Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Conservative Profile I Fund and Great-West Conservative Profile I Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the Great-West Aggressive Profile I Fund, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 1, 2015, the Fund was in the second, first, first and first quartiles (the first quartile being the best performers and the fourth quartile being the worst performers) of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2015, respectively.
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three-, and five- and ten-year periods ended December 1, 2015, its underperformance relative to its benchmark index for the ten-year period ended December 31, 2015 was by 1 basis point and the Fund was in the second quartile, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2015.
For the Great-West Moderate Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 1, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015 and was in the second, second, second and first quartiles, respectively, of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2015.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the second, third, third and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015.
For the Great-West Conservative Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2015, for the same periods, the Fund was in the second quartiles of its peer group.
Accordingly, the Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory

Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile I Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median of the contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and median total annual operating expense ratios of its peer group and peer universe and was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
For the Great-West Moderately Aggressive Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the contractual management fees of its peer group of funds. However, the Board noted that, although the Fund’s total annual operating expense ratio was higher than the average of its peer group and higher than the average and median total operating expense ratios of its peer universe of funds, the Fund’s total annual operating expense ratio was the same as the median of its peer group and in the second quartile of its peer group.
For the Great-West Moderate Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was higher than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the third quartile of its peer group.
For the Great-West Moderately Conservative Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was higher than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the third quartile of its peer group.
For the Great-West Conservative Profile Fund I, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was higher than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the fourth quartile of its peer group.
In response to questions from the Independent Directors, GWCM provided supplemental information comparing each Fund’s (except for the Great-West Moderately Aggressive Profile I Fund) total expense ratio to an alternative peer group that GWCM believes is more comparable from an expense perspective. GWCM stated that, after reviewing the results of the alternative peer group analysis for these Funds, it believes the expense ratios for these Funds are in line with the alternative peer group averages.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016